PGIM TIPS Fund Investment Strategy - PGIM TIPS Fund	Jul. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its investable assets in U.S. Treasury Inflation-Protected Securities (“TIPS”).The term “investable assets” in this Prospectus refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. Any derivatives instruments that provide investment exposure to the securities suggested by the Fund’s name, or facilitate the Fund’s investment in those securities by increasing or decreasing the Fund’s exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund’s 80% investment policy. Consistent with the Fund's investment objective, the subadviser seeks diversified investment exposure to TIPS with the potential for incremental gains relative to the Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index (the “Index”). The subadviser relies on a quantitatively-driven enhanced index approach. Through proprietary analytics, the subadviser attempts to exploit relative value opportunities and trading inefficiencies, while limiting risk exposures.The Fund may also hold non inflation-indexed securities, although these will normally not exceed 20% of the Fund's total assets. The investments may be public or private securities. TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation — a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, the Non Seasonally Adjusted Consumer Price Index (“NSA CPI”), and TIPS’ principal payments are adjusted according to changes in the NSA CPI. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. The Fund’s income may decline due to a decline in Consumer Price Index for Urban Consumers (“CPI-U”), also known as “deflation”. If there is deflation, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payments (calculated with respect to a smaller principal amount) will be reduced. The principal value can decrease, but not below the original face value of the security. The Index includes all publicly issued TIPS that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value. In addition, the securities in the Index must be denominated in U.S. dollars and must be fixed rate and non-convertible. While the Fund’s portfolio is structured to have similar overall characteristics to the Index, the portfolio managers may adjust certain holdings in relation to their weighting in the Index and use other investment strategies in an attempt to generate outperformance over the Index. Based on the portfolio managers’ views as to the relative value or attractiveness of a specific security as well as an internal proprietary analytics model, the Fund places a slightly greater or lesser emphasis on certain Index securities than their representation in the Index. This could result in the Fund being underweight or overweight in certain TIPS versus the Index. All fixed income securities held in the Fund will be investment grade or higher. The Fund may also acquire U.S. Government securities in the form of custodial receipts that show ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds. Such notes or bonds are held in custody by a bank on behalf of the owners. These custodial receipts are commonly referred to as Treasury strips. The Fund may also invest in other debt obligations issued or guaranteed by the U.S. Government and government-related entities. Some (but not all) of these debt securities are backed by the full faith and credit of the U.S. Government. The Fund has no limitations with respect to the maturities of portfolio securities in which it may invest. In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may invest in a security based upon the expected total return rather than the yield of such security.